Financial instruments - Additional information (Details) - USD ($)			6 Months Ended
	May 27, 2020	Apr. 02, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Contingent liabilities recognised in business combination			$ 490,000,000
Derivative liabilities, net			1,000,000		$ (15,000,000)
Gains on change in fair value of derivatives			2,000,000		1,000,000
Losses on change in fair value of derivatives			(1,000,000)		$ (16,000,000)
Proceeds from borrowings		$ 3,200,000,000
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Revolving facility
Disclosure of detailed information about borrowings [line items]
Notional amount			1,000,000,000.0
Contingent consideration liabilities
Disclosure of detailed information about borrowings [line items]
Purchases, fair value measurement, liabilities				$ 135,000,000
Level 3 | Contingent consideration liabilities
Disclosure of detailed information about borrowings [line items]
Adjustments for changes in assumptions			40,000,000	13,000,000
Payments			20,000,000	0
Purchases, fair value measurement, liabilities			$ 0	$ 135,000,000